Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss)/ profit for the year	€ (27,347)	€ 23,564	€ (183,130)
Adjusted for:
Share listing expenses			177,146
Equity settled share-based payment transactions	3,509	(841)	1,438
Fair value movement in warrants	(7,620)	(28,354)	521
Depreciation and amortization	1,002	351
Net finance income	(442)	(2,690)	675
Share of losses of equity-accounted investee	628	629
Impairment of property, plant and equipment	3,321
Onerous contract provision	8,403
Gain on sale of property, plant and equipment	(172)
Total Adjusted	(18,718)	(7,341)	(3,350)
Changes in working capital:
(Increase)/decrease in receivables	2,277	(5,218)	(2,204)
(Increase)/decrease in inventories	(18,651)	(3,685)
(Decrease)/increase in payables and accruals	5,303	1,588	1,374
Interest and similar expenses - paid	(62)		(8)
Net cash used by operating activities	(29,851)	(14,656)	(4,188)
Cash flows from investing activities
Payment for intellectual property from 2020 business combination	(250)	(500)	(1,150)
Purchase of property, plant and equipment	(8,588)	(16,615)
Proceeds from sale of property, plant and equipment	8,399
Development expenditure	(1,771)	(1,630)	(294)
Purchase of intangible assets – other	(80)	(19)
Purchase of financial assets		(44,328)
Proceeds from realisation of financial assets	27,892	18,224
Investment in equity-accounted investees	(640)	(629)
Net cash provided by investing activities	24,962	(45,497)	(1,444)
Cash flows from financing activities
Proceeds from issuance of shares	3,679		65,138
Transaction costs deducted from equity			(4,996)
Proceeds from warrants exercised		10,051	4,178
Payment of lease liabilities	(1,314)	(470)
Shareholder loan (repayment) / proceeds			(14)
Net cash provided by financing activities	2,365	9,581	64,306
Net (decrease)/increase in cash and cash equivalents	(2,524)	(50,572)	58,674
Cash and cash equivalents at beginning of year	7,681	58,007
Effects of movements in exchange rates on cash held	82	245	(667)
Cash and cash equivalents at end of year	5,239	7,681	58,007
Add restricted cash	2,925
Cash and cash equivalents at end of year including restricted cash	€ 8,164	€ 7,681	€ 58,007